Discontinued operations and held for sale assets - Income statement (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Disclosure of subsidiaries [line items]
Profit (loss) from discontinued operations		£ (47)		£ (2,030)
Profit (loss)	[1]	300		(729)
Discontinued operations [member]
Disclosure of subsidiaries [line items]
Profit (loss)	[3]	£ (47)	[2]	(595)	[4]
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of subsidiaries [line items]
Profit (loss) from discontinued operations				(760)
Gain (loss) on Disposal of discontinued operation				(60)
Other comprehensive income that may be recycled to profit or loss				(1,375)
UK Banking Businesses [member]
Disclosure of subsidiaries [line items]
Profit (loss) from discontinued operations				£ 165

[1]	For notes to the Financial Statements see pages 17 to 56
[2]	Included UK banking business results for the period from 1 January 2018 to 31 March 2018.
[3]

Total loss after tax in respect o f discontinued operations in H117 was £2,030 m , which comprised of £595m loss after tax, £60m loss on the sale of BAGL and £1,375m loss on recycling of other comprehensive loss on reserves relating to the disposal of BAGL. Of the £595m loss after tax, £760m loss related to BAGL results and £165m profit related to UK banking business

[4]	Included UK banking business results for the period from 1 January 2017 to 30 June 2017 and BAGL results for the period from 1 January 2017 to 31 May 2017